Note 23 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
Income / (loss) before income taxes is comprised of the following:	2019	2018	2017
France	1,803	1,687	1,003
Other countries	388	(1,667)	(1,296)
Total	2,191	20	(293)

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Income tax (expense)/benefit consists of the following:	2019	2018	2017
Current income tax expense:
France	(237)	(163)	(161)
Other countries	(550)	(351)	(373)
Sub-total current income tax expense	(787)	(515)	(534)
Deferred income tax (expense) benefit:
France	(1)	2	(15)
Other countries	109	155	161
Sub-total deferred income tax (expense) benefit	108	157	146
Total	(679)	(358)	(388)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31,
	2019	2018
Net operating loss carry forwards	13,642	13,675
Elimination of intercompany profit in inventory	269	187
Elimination of intercompany profit in fixed assets	349	343
Provisions for retirement indemnities	577	488
Capital leases treated as operating leases for tax	29	10
Other items	544	174
Total deferred tax assets	15,410	14,877
Total deferred tax liabilities	-	-
Net deferred tax assets	15,410	14,877
Valuation allowance for deferred tax assets	(14,977)	(14,553)
Deferred tax assets (liabilities), net of allowance	432	324

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2019	2018	2017
Effective income / (loss) tax at French statutory tax rate	(614)	(6)	98
Income of foreign subsidiaries taxed at different tax rates	(51)	(124)	64
Effect of net operating loss carry-forwards and valuation allowances	189	(210)	(1,530)
Non-taxable debt fair value variation	-	235	1,026
Permanent differences	(251)	(392)	178
Effect of cancellation of intra-group positions	(54)	35	144
French business tax included in income tax (CVAE)	(159)	(161)	(161)
Other	263	265	(207)
Effective income (loss) tax	(679)	(358)	(388)